Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases
Rent expense	$ 602	$ 610	$ 601
Sublease income received on leased assets	22	25	41
Future net minimum lease payments for operating leases
2014	510
2015	429
2016	347
2017	248
2018	203
Thereafter	248
Total operating leases, excluding sublease rentals	1,985
Sublease income	(55)
Total operating lease	1,930
Future net minimum lease payments for capital leases
2014	36
2015	35
2016	26
2017	14
2018	10
Thereafter	88
Total minimum lease payments	209
Less: amount representing estimated executory costs included in total minimum lease payments	(2)
Net minimum lease payments	207
Less: amount representing interest	(83)
Present value of minimum lease payments	$ 124